Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2015
Interest and Finance Costs [Abstract]
Interest and Finance Costs
	Six-month period ended June 30,
	2014	2015

Interest incurred on long-term debt	$153,727	$140,738
Interest and amortization on loan from affiliate	-	816
Amortization and write-off of financing fees	18,451	12,078
Discount on receivable from drilling contract	-	4,048
Amortization of convertible notes discount	23,658	-
Amortization of share lending agreement-note issuance costs	1,475	-
Premium on 9.5% Senior Unsecured Notes	26,546	-
Other	3,076	1,217
Capitalized interest	(19,400)	(12,060)
Total	$207,533	$146,837